SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2015
SupplementalOilAndGasReserveInformation [Abstract]
Supplemental Oil And Gas Reserve Information
NOTE 14- SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (UNAUDITED)

The following table sets forth information for the years ended December 31, 2015 and 2014 with respect to changes in the Company's proved (i.e. proved developed and undeveloped) reserves:

	Crude Oil (Bbls)	Natural Gas (Mcf)
December 31, 2013	842,719	2,564,277
Purchase of reserves	-	-
Revisions of previous estimates	(127,574)	(862,412)
Extensions, discoveries	579,991	2,715,870
Sale/conveyance of reserves	(361,901)	(102,540)
Production	(33,508)	(77,954)
December 31, 2014	899,727	4,237,241
Purchase of reserves	-	-
Revisions of previous estimates	(859,230)	(4,063,500)
Extensions, discoveries	-	-
Sale of reserves	-	-
Production	(7,067)	(32,291)
December 31, 2015	33,430	141,450

Proved Developed Reserves, included above:
Balance, December 31, 2013	170,531	313,358
Balance, December 31, 2014	50,185	197,146
Balance, December 31, 2015	33,430	141,450
Proved Undeveloped Reserves, included above:
Balance, December 31, 2013	672,188	2,250,920
Balance, December 31, 2014	849,542	4,040,095
Balance, December 31, 2015	-	-

As of December 31, 2015 and December 31, 2014, the Company had estimated proved reserves of 33,430 and 899,727 barrels of oil, respectively and 141,450 and 4,237,241 thousand cubic feet ("MCF") of natural gas converted to BOE, respectively.  The Company’s reserves are comprised of 59% and 56% crude oil and 41% and 44% natural gas on an energy equivalent basis, as of December 31, 2015 and December 31, 2014, respectively.

The following values for the December 31, 2015 and December 31, 2014 oil and gas reserves are based on the 12 month arithmetic average first of month price January through December 31; resulting in a natural gas price of $2.79 and $6.70 per MMBtu (NYMEX price), respectively, and crude oil price of $42.59 and $82.77 per barrel (West Texas Intermediate price), respectively. All prices are then further adjusted for transportation, quality and basis differentials.

The following summary sets forth the Company's future net cash flows relating to proved oil and gas reserves:

	For the Year Ended December 31,
	(in thousands)
	2015	2014
Future oil and gas sales	$1,819	$96,165
Future production costs	(983)	(22,895)
Future development costs	-	(28,388)
Future income tax expense (1)	-	-
Future net cash flows	836	44,882
10% annual discount	(228)	(21,628)
Standardized measure of discounted future net cash flows	$608	$23,254

The principal sources of change in the standardized measure of discounted future net cash flows are (in thousands):

	2015	2014
Balance at beginning of period	$23,254	$23,342
Sales of oil and gas, net	(146)	(1,722)
Net change in prices and production costs	(26,115)	(262)
Net change in future development costs	20,626	2,781
Extensions and discoveries	-	16,137
Acquisition of reserves	-	-
Sale / conveyance of reserves	-	(11,514)
Revisions of previous quantity estimates	(19,336)	(7,842)
Previously estimated development costs incurred	-	-
Net change in income taxes	-	-
Accretion of discount	2,325	2,334
Balance at end of period	$608	$23,254

(1)
Calculations of the standardized measure of discounted future net cash flows include the effect of estimated future income tax expenses for all years reported. The Company expects that all of its Net Operating Loss’ (“NOL”) will be realized within future carry forward periods. All of the Company's operations, and resulting NOLs, are attributable to its oil and gas assets. There were no taxes in any year as the tax basis and NOLs exceeded the future net revenue.

A variety of methodologies are used to determine the Company’s proved reserve estimates. The principal methodologies employed are reservoir simulation, decline curve analysis, volumetric, material balance, advance production type curve matching, petro-physics/log analysis and analogy. Some combination of these methods is used to determine reserve estimates in substantially all of our fields.